Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
(In thousands)	December 31, 2021	December 31, 2022
Raw materials	4,395	1,971
Finished goods	2,390	2,401
Less: write-down of obsolete inventories	(652)	(748)
Total inventories	6,133	3,624